Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches and establishes a hierarchy for inputs used in measuring fair value that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used, when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions other market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Our financial instruments include cash and cash equivalents, accounts receivable, accounts payable, and a derivative financial instrument. The estimated fair value of our financial instruments — cash and cash equivalents, accounts receivable and accounts payable at September 30, 2017 and December 31, 2016 approximates their carrying value as reflected in our condensed consolidated balance sheets due to their short-term nature. We use a derivative financial instrument, an interest rate swap, to manage interest rate risk. Our policies do not permit the use of derivative financial instruments for speculative purposes. We did not designate the interest rate swap as a hedge for accounting purposes. We record all derivatives as of the end of our reporting period in our condensed consolidated balance sheet at fair value, which is based on quoted market prices, a Level 1 input. We may be exposed to credit losses in the event of nonperformance by counterparties to the interest rate swap. The counterparty of the interest rate swap is a credible, large institution, and we do not believe there is significant or material credit risk upon settlement of the contract. The fair value of the interest rate swap liability at September 30, 2017 and December 31, 2016 was $0.03 million and $0.3 million, respectively. Based on quoted market prices as of September 30, 2017 and 2016, for contracts with similar terms and maturity date, as provided by the counterparty, we recorded a gain of $0.2 million and $0.1 million during the nine months ended September 30, 2017 and 2016, respectively.
Assets Measured at Fair Value on a Nonrecurring Basis
Assets measured at fair value on a nonrecurring basis at September 30, 2017 and December 31, 2016, respectively, are set forth below:

		Estimated fair value measurements
	Balance	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Total gains (losses)
($ in thousands)
September 30, 2017:
Property and equipment, net	$—	$—	$—	$—	$—
Goodwill	$—	$—	$—	$—	$—
December 31, 2016:
Property and equipment, net	$8,700	$—	$8,700	$—	$(6,305)
Goodwill	$9,425	$—	$—	$9,425	$(1,177)

No impairment of property and equipment was recorded during the nine months ended September 30, 2017 and 2016. During the fourth quarter of 2016, the depressed cash flows and continued decline in utilization of our Permian drilling assets were indicative of potential impairment, resulting in the Company comparing the carrying value of the Permian drilling assets with its estimated fair value. We determined that the carrying value of the Permian drilling assets was greater than its estimated fair value, and as such, an impairment expense was recorded in the fourth quarter of 2016. The non-cash asset impairment charges recorded in the fourth quarter of 2016 for Permian drilling was $6.3 million, which had a then net carrying value of $15.0 million prior to the impairment write-down.
We generally apply fair value techniques to our reporting units on a nonrecurring basis associated with valuing potential impairment loss related to goodwill. Our estimate of the reporting unit fair value is based on a combination of income and market approaches, Level 1 and 3, respectively, in the fair value hierarchy. The income approach involves the use of a discounted cash flow method, with the cash flow projections discounted at an appropriate discount rate. The market approach involves the use of comparable public companies market multiples in estimating the fair value. Significant assumptions include projected revenue growth, capital expenditures, utilization, gross margins, discount rates, terminal growth rates, and weight allocation between income and market approaches. If the reporting unit's carrying amount exceeds its fair value, we consider goodwill impaired, and the impairment loss is calculated and recorded. There were no additions to, or disposal of, goodwill during the nine months ended September 30, 2017 and 2016. At December 31, 2016, we estimated the fair value of the surface drilling reporting unit to be $3.8 million and its carrying value was $4.2 million. As a result of the potential impairment due to the carrying value exceeding the estimated fair value, we then further determined the implied fair value of the $1.2 million goodwill for the surface drilling reporting unit to be $0. Accordingly, we recorded an impairment loss of $1.2 million during the fourth quarter of 2016.

FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches and establishes a hierarchy for inputs used in measuring fair value that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used, when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions other market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Our financial instruments include cash and cash equivalents, accounts receivables, accounts payable, and a derivative financial instrument. The estimated fair value of our financial instruments — cash and cash equivalent, accounts receivable and accounts payable at December 31, 2016, and 2015 approximates their carrying value as reflected in our consolidated balance sheets because of their short‑term nature. We use a derivative financial instrument, an interest rate swap, to manage interest rate risk. Our policies do not permit the use of derivative financial instruments for speculative purposes. We did not designate the interest rate swap as a hedge for accounting purposes. We record all derivatives as of the end of our reporting period in our consolidated balance sheet at fair value, which is based on quoted market prices, which represents a level 1 in the fair value measurement hierarchy. We may be exposed to credit losses in the event of nonperformance by counterparties to the interest rate swap. The counterparty of the interest rate swap is a lender under our term loan and a credible, large institution, and the Company does not believe there is significant or material credit risk upon settling the contract. The fair value of the interest rate swap liability at December 31, 2016 and 2015 was $0.3 million and $0.5 million, respectively. Based on quoted market prices as of December 31, 2016 and 2015, for contracts with similar terms and maturity date, as provided by the counterparty, we recorded a gain of $0.2 million and a loss of $0.3 million, respectively.
Assets Measured at Fair Value on a Nonrecurring Basis
Assets measured at fair value on a nonrecurring basis at December 31, 2016 and 2015, respectively, are set forth below:

		Estimated fair value measurements
	Carrying Value	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Total gains (losses)
2016:
Property and equipment, net	$8,700,000	$—	$8,700,000	$—	$(6,305,426)
Goodwill	$9,424,999	$—	$—	$9,424,999	$(1,177,148)
2015:
Property and equipment, net	$291,838,498	$—	$291,838,498	$—	$(36,609,332)

In 2016, the depressed cash flows and continued decline in utilization of our Permian drilling assets were indicative of potential impairment, resulting in the Company comparing the carrying value of the Permian drilling assets with its estimated fair value. We determined that the carrying value of the Permian drilling assets was greater than its estimated fair value and as such an impairment expense was recorded. In 2016, the non‑cash asset impairment charges for Permian drilling was $6.3 million, which had a net carrying value of $15.0 million prior to the impairment write‑down. In 2015, the non‑cash asset impairment charges for Permian drilling and acidizing was $28.6 million and $8 million, respectively, aggregating to a total of $36.6 million. In 2015, the Permian drilling and acidizing assets groups had a net carrying value of $48.1 million and $15.6 million prior to the impairment write‑down. See Note 7, “Impairment of Long‑lived Assets.”
The Company generally applies fair value techniques to our reporting units on a nonrecurring basis associated with valuing potential impairment loss related to goodwill. The Company’s estimate of the reporting unit fair value was based on a combination of income and market approaches, level 1 and 3, respectively in the fair value hierarchy. The income approach involves the use of a discounted cash flow method, with the cash flow projections discounted at an appropriate discount rate. The market approach involves the use of comparable public companies market multiples in estimating the fair value. Significant assumptions include projected revenue growth, capital expenditures, utilization, gross margins, discount rates, and terminal growth rates, and weight allocation between income and market approaches. If the reporting unit’s carrying amount exceeds its fair value, we consider goodwill impaired and perform a second step to measure the amount of the impairment loss. We estimated the fair value as of December 31, 2016 of the surface drilling reporting unit to be $3.8 million and its carrying value was $4.2 million. As a result of the potential impairment with the carrying value exceeding the estimated fair value, we then further determined the implied fair value of the $1.2 million goodwill for the surface drilling reporting unit to be $0. Accordingly, we recorded an impairment loss of $1.2 million. The impairment loss was attributable to the challenging oil and gas market and slow recovery of crude oil prices, all of which adversely impacted on our expected future cash flows for the surface drilling reporting unit. There was no impairment of goodwill recorded in 2015.